Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended
	May 31, 2015	Apr. 30, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash received from sale of stock	$ 210,000	$ 1,710,000
Number of shares issued	700,000	5,700,000
Exercise price of warrants	$ 0.45	$ 0.45
Warrant exercise period	Through March 31, 2020.	Through March 31, 2020.